Note 4 - Loans - Composition of Net Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Gross loans	$ 642,028		$ 585,591
Unearned Origination Fees	(1,083)		(275)
Allowance for Loan Losses	(6,551)	[1]	(5,264)	[1]	$ (4,513)
Net LHFI	634,394		580,052
Credit Card Receivable [Member]
Gross loans	3,377
Real Estate Portfolio Segment [Member]
Gross loans	531,154		472,857
Allowance for Loan Losses	(5,641)		(4,154)		(3,622)
Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Gross loans	66,942		52,731
Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Gross loans	10,825		11,437
Real Estate Portfolio Segment [Member] | Family Mortgages 1-4 [Member]
Gross loans	95,161		92,148
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Gross loans	358,226		316,541
Commercial Portfolio Segment [Member]
Gross loans	93,484		97,004
Allowance for Loan Losses	(536)		(713)		(645)
Commercial Portfolio Segment [Member] | Farmland Loan [Member]
Gross loans	424		504
Commercial Portfolio Segment [Member] | Commercial and Industrial Loans [Member]
Gross loans	93,060		96,500
Commercial Portfolio Segment [Member] | Farm Production And Other Farm Loans Member
Gross loans	424		504
Consumer Portfolio Segment [Member]
Gross loans	17,390		15,730
Allowance for Loan Losses	(374)		(397)		$ (246)
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Gross loans	3,377		2,738
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Gross loans	$ 14,013		$ 12,992

[1]	Effective January 1, 2023, Citizens adopted FASB ASU 2016-13 using the modified restrospective approach. Therefore prior period balances are presented under legacy GAAP and may not be comparable to current period presentation.